The breakdown of the balance of “Other Liabilities” is as follows: (Details) - BRL (R$) R$ in Thousands		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Accrued expenses and deferred income	[1]	R$ 2,649,744	R$ 5,115,936	R$ 5,038,011
Transactions in transit	[2]	796,671	674,162	785,418
Provision for share-based payment		319,660	325,930	317,539
Liabilities for insurance contracts		2,011,596	1,987,577	1,901,801
Other	[3]	4,723,707	5,947,640	2,878,175
Total		R$ 10,501,378	R$ 14,051,245	R$ 10,920,944

[1]	Corresponds, mainly, to payments to be made - personnel expenses.
[2]	Includes mainly the amounts to transfer to the credit card companies (resources in transit) and amount to release referred to the real estate credits.
[3]	Includes credits for funds to be released, such as Administratives expenses, amounts due to associates and suppliers.